Summary of Significant Accounting Policies (Policies)	4 Months Ended	6 Months Ended
	Dec. 31, 2025	Jun. 30, 2026
Restructuring Cost and Reserve [Line Items]
Use of Estimates

Use of estimates

The preparation of the accompanying consolidated financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect the reported amounts and disclosures of assets and liabilities at the date of the consolidated financial statements and the reported amounts of expenses during the reporting period. Management adjusts estimates as facts and circumstances become known. There were no significant estimates or assumptions affecting the consolidated financial statements as of December 31, 2025.

Use of Estimates

The preparation of financial statements in accordance with GAAP requires management to make certain estimates and assumptions. These estimates and assumptions impact the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities as of the date of the interim condensed consolidated financial statements, and the recognition of revenues and expenses during the reporting period.

Estimates and judgments are based on several factors including historical experience, the facts and circumstances available at the time the estimates are made, general economic conditions and trends and the assessment of the probable future outcome. Significant estimates include the useful lives assigned to equipment and intangible assets, the fair value of blockchain awards receivable, the discount rates used for operating and finance leases, unit-based compensation including the determination of the fair value of the Company’s Class B units (the “Profit Interest Units”) and warrants, the determination of the fair value of the Company’s Class C units issued in conjunction with the execution of the Bridge Loan Agreement (see Note 13 – Financial Obligations and Debt), prior to the SPAC Merger, the non-employee share-based award (see Note 16 – Stock-based Compensation) and the discount rate used to determine the present value of the deferred payment obligations associated with the Company’s software licensing and support services arrangement, which contains a significant financing component. Also, see Note 8 – Software Licensing and Support Arrangements.

Actual results could differ from those estimates. Estimates and assumptions are reviewed periodically and the effects of changes, if any, are reflected in the statements of operations in the period that they are determined.

Fair Value Measurements

Fair Value Measurements

Fair value is defined as the price that the Company would receive to sell an investment in a timely transaction or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. A framework is used for measuring fair value utilizing a three-tier hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The three levels of the fair value hierarchy are as follows:

●	Level 1-Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

●	Level 2-Quoted prices in markets that are not considered to be active or financial instrument valuations for which all significant inputs are observable, either directly or indirectly; and,

●	Level 3-Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

Financial instruments are categorized in their entirety based on the lowest level of input that is significant to the fair value measurement. The assessment of the significance of a particular input to the fair value measurement requires judgment and considers factors specific to the investment.

The Company may choose to measure many financial instruments and certain other items at fair value at specified election dates. Subsequent unrealized gains and losses on items for which the fair value option has been elected will be reported in earnings.

Advertising Expense	Advertising Expense The Company has no operating activities other than incurring professional fees and has not incurred any advertising expenses since inception.
Earnings (Loss) Per Share

Earnings (Loss) Per Share

The Company computes basic earnings (loss) per share (“basic EPS”) and diluted earnings (loss) per share (“diluted EPS”) for its common shares in accordance with Accounting Standards Codification (“ASC”) Topic 260, Earnings Per Share.

Basic EPS is calculated by dividing net income (loss) available to shareholders by the weighted-average number of respective shares outstanding during the period.

Diluted EPS reflects the potential dilution that could occur if securities or other contracts to issue common shares were exercised or converted into common shares, using the treasury stock and if-converted methods, as applicable.

Since inception, the Company has one share of common stock outstanding and has not had any potentially dilutive or other participating securities outstanding; therefore, basic and diluted net loss per share are the same for all periods presented.

Income Taxes

Income Taxes

The Company accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, the Company determines deferred tax assets and liabilities on the basis of the differences between the financial statement and tax bases of assets and liabilities by using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.

The Company recognizes deferred tax assets to the extent that it believes that these assets are more likely than not to be realized. In making such a determination, it considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies, and results of recent operations. If the Company determines that it would be able to realize its deferred tax assets in the future in excess of their net recorded amount, it would make an adjustment to the deferred tax asset valuation allowance, which would reduce the provision for income taxes.

The Company records uncertain tax positions in accordance with ASC 740 on the basis of a two-step process in which (1) it determines whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not recognition threshold, it recognizes the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority.

The Company recognizes interest and penalties related to unrecognized tax benefits on the income tax expense line in the accompanying consolidated statement of operations.

Income Taxes

The Company accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, the Company determines deferred tax assets and liabilities on the basis of the differences between the financial statement and tax bases of assets and liabilities by using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates, or a change in the tax status of an entity, on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date or the date the change in tax status becomes effective, as applicable. See Note 19 – Income Taxes for information related to the change in tax status of the Company in connection with the Business Combination.

The Company recognizes deferred tax assets to the extent that we believe that these assets are more likely than not to be realized. In making such a determination, the Company considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies, and results of recent operations. If the Company determines that it would be able to realize its deferred tax assets in the future in excess of their net recorded amount, the Company would make an adjustment to the deferred tax asset valuation allowance, which would reduce the provision for income taxes.

The Company records uncertain tax positions in accordance with ASC 740, Income Taxes on the basis of a two-step process in which (1) we determine whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not recognition threshold, we recognize the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority.

We recognize interest and penalties related to unrecognized tax benefits on the provision for income tax expenses in the accompanying interim condensed consolidated statement of operations.

Segment Information

Segment Information

The Company determined its operating segment after considering its organizational structure and the information regularly reviewed and evaluated by its chief operating decision maker (“CODM”) in deciding how to allocate resources and assess performance. The Company has determined that its CODM is its Chief Executive Officer, who reviews the financial information on a regular basis for purposes of making operating decisions, allocation of resources, and assessing financial performance.

The CODM uses net income (loss) to measure segment profit or loss in order to identify underlying trends in the performance of the business for purposes of allocating resources and evaluating financial performance. The Company’s objective in making resource allocation decisions is to optimize the financial results. Significant segment expenses that the CODM reviews and utilizes to manage the Company’s operations are general and administrative expenses at the level which are presented in the Company’s consolidated statement of operations.

On the basis of these factors, the Company determined that it operates and manages its business as one operating segment and, therefore, has one reportable segment.

Segment Information

The Company determined its operating segment after considering its organizational structure and the information regularly reviewed and evaluated by its chief operating decision maker (“CODM”) in deciding how to allocate resources and assess performance. The Company has determined that its CODM is its Chief Executive Officer, who reviews the financial information on a regular basis for purposes of making operating decisions, allocation of resources, and assessing financial performance.

The CODM uses net income (loss) to measure segment profit or loss in order to identify underlying trends in the performance of the business for purposes of allocating resources and evaluating financial performance. The Company’s objective in making resource allocation decisions is to optimize the financial results. Significant segment expenses that the CODM reviews and utilizes to manage the Company’s operations are cost of revenue and selling, general and administrative expenses at the level which are presented in the Company’s statements of operations.

On the basis of these factors, the Company determined that it operates and manages its business as one operating segment and, therefore, has one reportable segment. The Company’s primary source of income is from GPU rental services. All ancillary revenue sources—such as revenue generated through the Boost Run Platform, third-party platforms, or brokers—are aggregated within this segment, as they primarily support the provision of GPU rental services. All of the Company’s long-lived assets are located in the United States, and substantially all revenue is earned from providing GPU rental services to customers throughout the United States.

Emerging Growth Company Status

Emerging Growth Company Status

The Company is an emerging growth company, as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, emerging growth companies can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act, until such time as those standards apply to private companies. The Company has elected to use this extended transition period for complying with new or revised accounting standards that have different effective dates for public and private companies until the earlier of the date that it (i) is no longer an emerging growth company or (ii) affirmatively and irrevocably opts out of the extended transition period provided in the JOBS Act. As a result, these consolidated financial statements may not be comparable to companies that comply with the new or revised accounting pronouncements as of public company effective dates.

Emerging Growth Company Status

The Company is an emerging growth company, as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, emerging growth companies can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act, until such time as those standards apply to private companies. The Company has elected to use this extended transition period for complying with new or revised accounting standards that have different effective dates for public and private companies until the earlier of the date that it (i) is no longer an emerging growth company or (ii) affirmatively and irrevocably opts out of the extended transition period provided in the JOBS Act. As a result, these interim condensed consolidated financial statements may not be comparable to companies that comply with the new or revised accounting pronouncements as of public company effective dates.

Recently Adopted Accounting Pronouncements

Recently Adopted Accounting Pronouncement

In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which focuses on the rate reconciliation and income taxes paid. ASU No. 2023-09 requires a public business entity (“PBE”) to disclose, on an annual basis, a tabular rate reconciliation using both percentages and currency amounts, broken out into specified categories with certain reconciling items further broken out by nature and jurisdiction to the extent those items exceed a specified threshold. In addition, all entities are required to disclose income taxes paid, net of refunds received disaggregated by federal, state/local, and foreign and by jurisdiction if the amount is at least 5% of total income tax payments, net of refunds received. For PBEs, the new standard is effective for annual periods beginning after December 15, 2024, with early adoption permitted. For entities other than PBEs, the requirements will be effective for annual periods beginning after December 15, 2025. An entity may apply the amendments in this ASU prospectively by providing the revised disclosures for the period ending December 31, 2025 and continuing to provide the pre-ASU disclosures for the prior periods, or may apply the amendments retrospectively by providing the revised disclosures for all period presented. As of December 31, 2025, the Company adopted this new ASU and it only impacts the Company’s income tax disclosures with no impact to its operations, cash flows, or financial condition.

Recently Adopted Accounting Pronouncements

In July 2025, the FASB issued ASU 2025-05, Measurement of Credit Losses for Accounts Receivable and Contract Assets (“ASU 2025-05”) amending ASC 326, Credit Losses, which provides a practical expedient for all entities in developing reasonable and supportable forecasts as part of estimating expected credit losses to assume that current conditions as of the balance sheet date do not change for the remaining life of the asset. The amendments in ASU 2025-05 are effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods, with early adoption permitted. The Company adopted ASU 2025-05 on January 1, 2026, and the adoption did not have a material impact on the Company’s interim condensed consolidated financial statements.

Deferred Transaction Costs

Deferred Transaction Costs

Deferred transaction costs, consisting of legal and accounting fees and costs relating to the Company’s planned Merger are capitalized and recorded on the interim condensed consolidated balance sheets. The deferred transaction costs were offset against the proceeds received upon the closing of the Business Combination. Upon the closing of the Business Combination on May 8, 2026, deferred transaction costs attributable to the equity issuance of $1,908 were reclassified as a reduction of additional paid-in capital. As of June 30, 2026 and December 31, 2025 there were $0 and $1,002 of deferred transaction costs capitalized, respectively.

Equipment, net

Equipment, net

Equipment acquired by the Company is recorded at cost, net of accumulated depreciation. Expenditures for repairs and maintenance are expensed as incurred, if any. Depreciation is computed using the straight-line method over the estimated useful life of the respective assets as follows:

Computer hardware	4 years
Tool and machine	4 years
Computer equipment	3 years

Intangible Assets, net

Intangible Assets, net

The Company’s intangible assets consist primarily of software licenses and IP addresses. Intangible assets are recognized when acquired and are measured at cost. Intangible assets are evaluated to determine whether they are definite-lived or indefinite-lived based on legal, regulatory, contractual, economic, and other relevant factors.

Definite-lived intangible assets are amortized on a straight-line basis over their estimated useful lives. Software license assets are amortized over the contractual license period, which management has concluded represents the estimated useful life of the underlying licenses. Indefinite-lived intangible assets are not amortized.

The Company may also enter into arrangements that contain software licenses, support services, subscription offerings, implementation services, and financing components. Consideration allocated to software licenses is capitalized as an intangible asset and amortized over the applicable license term. Amounts allocated to support services and subscription offerings are recorded as other assets and recognized as expense over the period the related benefits are received. Amounts allocated to implementation services are recognized as expense as the services are performed.

Intangible assets are evaluated for impairment in accordance with ASC 350, Intangibles—Goodwill and Other, for indefinite-lived intangible assets and ASC 360, Property, Plant and Equipment, for definite-lived intangible assets whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Impairment losses, if any, are recognized in the interim condensed consolidated statements of operations. As of June 30, 2026, there have been no impairment losses.

Leases - Lessor

Leases - Lessor

Revenues from GPU Rentals

The Company generates revenue by providing customers with access to its high-performance GPU servers under GPU rental agreements. The Company enters into contracts with both end customers and with third parties who separately contract with their own customers to use Boost Run’s services. These agreements contain lease components for the right to use specifically identified GPU servers and related hardware within dedicated data center areas, along with non-lease components for ancillary services which include the provision of power, internet connectivity, security, and customer support. The company has elected the lessor practical expedient available under ASC Topic 842, Leases, to combine the non-lease components that have the same pattern of transfer as the related operating lease components into a single combined component. The single combined component is accounted for under ASC Topic 842 as an operating lease if the lease components are the predominant components and is accounted for under ASC Topic 606 if the nonlease components are the predominant components. The lease components are the predominant components in our GPU rental arrangements and the single combined components in these arrangements are accounted for under the operating lease guidance of ASC Topic 842.

The agreements provide customers with the exclusive right to control the use of the GPU servers during the contract term, including the ability to determine workloads, GPU utilization, and end-user access. Lease terms are based on the stated noncancellable initial term of the order, commencing when servers are provisioned. The initial terms of the GPU rental agreements may be extended if mutually agreed by both parties.

We have concluded that it is probable that substantially all of the payments will be collected over the term of the arrangements and recognize the combined lease component payments on a straight-line basis over the respective lease terms. The difference between revenue recognized during the period and the contractual payments made is recorded in customer deposits in the interim condensed consolidated balance sheets.

Certain agreements include variable payments related to a percentage of net revenues generated in the period or for additional capacity or ancillary services requested by customers. Variable lease payments are recognized in profit or loss when the changes in facts and circumstances on which the variable lease payments are based occur. The GPU servers remain on the Company’s balance sheet and continue to be depreciated over their estimated useful lives of approximately four years.

Debt

Debt

Debt is recorded at amortized cost, net of unamortized debt issuance costs and debt discounts, as applicable. Debt issuance costs and debt discounts are recorded as a reduction of the carrying amount of the related debt obligation and are amortized to interest expense using the effective interest method over the contractual term of the borrowing. The Company evaluates amendments to debt arrangements to determine whether such transactions should be accounted for as debt modifications or extinguishments in accordance with applicable accounting guidance.

Revenue

Revenue

The Company recognizes revenue in accordance with ASC 606, Revenue from Contract with Customers (“ASC 606”). The core principle of the revenue standard is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods or services. The following five steps are applied to achieve that core principle:

●	Step 1: Identify the contract with the customer;
●	Step 2: Identify the performance obligations in the contract;
●	Step 3: Determine of the transaction price;
●	Step 4: Allocate the transaction price to the performance obligations in the contract; and
●	Step 5: Recognize revenue when, or as, the Company satisfies a performance obligation.

In order to identify the performance obligations in a contract with a customer, an entity must assess the promised goods or services in the contract and identify each promised good or service that is distinct. A performance obligation meets ASC 606’s definition of a “distinct” good or service (or bundle of goods or services) if both of the following criteria are met:

●	The customer can benefit from the good or service either on its own or together with other resources that are readily available to the customer (i.e., the good or service is capable of being distinct); and
●	The entity’s promise to transfer the good or service to the customer is separately identifiable from other promises in the contract (i.e., the promise to transfer the good or service is distinct within the context of the contract).

If a good or service is not distinct, the good or service is combined with other promised goods or services until a bundle of goods or services is identified that is distinct.

The transaction price is the amount of consideration to which an entity expects to be entitled in exchange for transferring promised goods or services to a customer. The consideration promised in a contract with a customer may include fixed amounts, variable amounts, or both. When determining the transaction price, an entity must consider the effects of all of the following:

●	Variable consideration
●	Constraining estimates of variable consideration
●	The existence of a significant financing component in the contract
●	Noncash consideration
●	Consideration payable to a customer

Variable consideration is included in the transaction price only to the extent that it is probable that a significant reversal in the amount of cumulative revenue recognized under the accounting contract will not occur when the uncertainty associated with the variable consideration is subsequently resolved.

The transaction price is allocated to each performance obligation on a relative standalone selling price basis.

The transaction price allocated to each performance obligation is recognized when that performance obligation is satisfied, at a point in time or over time, as appropriate.

Blockchain Rewards

Blockchain rewards represent the revenues earned from the provision of GPU computing services to decentralized networks, Bittensor and Aethir. The Company contributes computing power to these networks, who meet the definition of a customer under ASC 606, in exchange for consideration in the form of TAO and ATH respectively (collectively, “digital assets”).

The Company’s performance obligation is to provide computing services that support network operations and validation. Each arrangement consists of a single performance obligation that is satisfied over time as the customer simultaneously receives and consumes the benefits of the services provided. Contracts with customers are open-ended and can be terminated at any time without penalty. Accordingly, the contract term is limited to the period in which services are provided. For Bittensor, this period is defined as the processing of a block, or unit of data in the Bittensor blockchain, which takes approximately 72 minutes, after which rewards are calculated and distributed. For Aethir, rewards and service fees are calculated daily.

The transaction price is measured at the fair value of the digital assets earned at the end of the contract term when the consideration becomes determinable. Revenue is recognized over time as services are provided, with recognition occurring at the point the earned amount is fixed and determinable. Digital assets received as a form of payment are converted to cash or used to fulfill expenses shortly after they are earned. As such, the Company held $0 in TAO and ATH as of June 30, 2026 and December 31, 2025.

Accounts receivable denominated in digital assets represent rights to receive a fixed amount of digital assets and are initially measured at the fair value of the asset receivable. These receivables are accounted for as hybrid instruments, with a receivable host contract that contains an embedded derivative based on the changes in the fair value of the underlying digital asset. The embedded derivative is accounted for at fair value. See Note 10 – Fair Value Measurements.

Accounting Pronouncements Not Yet Adopted

Accounting Pronouncements Not Yet Adopted

In November 2024, the FASB issued ASU 2024-03, Disaggregation of Income Statement Expenses (“ASC 2024-03”), which requires entities to disaggregate any relevant expense caption presented on the face of the income statement within continuing operations into the following required natural expense categories, as applicable: (1) purchases of inventory, (2) employee compensation, (3) depreciation, (4) intangible asset amortization, and (5) depreciation, depletion, and amortization recognized as part of oil- and gas-producing activities or other depletion expenses. The guidance is effective for fiscal years beginning after December 15, 2026, and interim periods beginning after December 15, 2027, with early adoption permitted. The Company is currently evaluating the impact this amended guidance may have on its interim condensed consolidated financial statements.

There are no other new accounting pronouncements that are expected to have a significant impact on the Company’s interim condensed consolidated financial statements.

Restricted Cash

Restricted Cash

Restricted cash primarily consists of funds held in segregated accounts pursuant to contractual arrangements and is not available for general corporate purposes. The restrictions are expected to lapse upon the satisfaction of specified contractual requirements. Amounts expected to be released within one year are classified as current assets, while amounts expected to remain restricted beyond one year are classified as noncurrent assets.

Fixed Assets Not In Service

Fixed Assets Not In Service

Fixed assets not yet placed into service consist of costs incurred to acquire, construct, or develop long-lived assets that are not yet ready for their intended use and are recorded within equipment, net. Capitalized costs include direct materials and services, payroll and related costs for employees directly involved in the project, and other costs necessary to bring the assets to a condition and location for their intended use. Interest is capitalized for qualifying assets in accordance with ASC 835-20.

Assets not in service are not depreciated until they are substantially complete and ready for their intended use, at which time they are placed into service and reclassified to the appropriate equipment category. The Company evaluates these assets for impairment in accordance with ASC 360 when events or changes in circumstances indicate the carrying amount may not be recoverable, including instances of project delays, changes in scope, or abandonment. Capitalized costs associated with abandoned projects are written off in the period such determination is made.

Boost Run Holdings LLC [Member]
Restructuring Cost and Reserve [Line Items]
Use of Estimates

Use of Estimates

The preparation of financial statements in accordance with GAAP requires management to make certain estimates and assumptions. These estimates and assumptions impact the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities as of the date of the consolidated financial statements, and the recognition of revenues and expenses during the reporting period.

Estimates and judgments are based on several factors including historical experience, the facts and circumstances available at the time the estimates are made, general economic conditions and trends and the assessment of the probable future outcome. Significant estimates include the useful lives assigned to equipment and intangible assets, the fair value of blockchain awards receivable, the discount rates used for operating leases, unit-based compensation including the determination of the fair value of the Company’s Class B units (the “Profit Interest Units”) and warrants, and the determination of the fair value of the Company’s Class C units issued in conjunction with the execution of the Bridge Loan Agreement (see Note 9 - Debt), prior to the SPAC Merger.

Actual results could differ from those estimates. Estimates and assumptions are reviewed periodically and the effects of changes, if any, are reflected in the statements of operations in the period that they are determined.

Advertising Expense	Advertising Expense The Company has not incurred any advertising expenses since inception. Advertising costs are expensed as incurred.
Income Taxes

Income Taxes

The Company is a limited liability company. As a limited liability company, the Company has elected to be treated as a partnership for federal and state income tax reporting purposes. Accordingly, for federal and certain state income tax purposes, the Company’s income will be included in the income tax returns of its members. In most jurisdictions, income tax liabilities and/or tax benefits are passed through to the individual members. As a result, there is no income tax impact to the Company’s consolidated financial statements.

ASC Topic 740, Income Taxes, sets forth standards for financial presentation and disclosure of income tax liabilities and expense. Further, this standard prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The evaluation first will be required to determine whether it is more-likely-than-not that a tax position will be sustained upon examination, including resolution of any related appeals or litigation processes, based upon the technical merits of the position. All related interest and penalties would be expensed as incurred. The Company has evaluated its tax positions for the years ended December 31, 2025 and 2024 and does not believe it has any uncertain tax positions that would require either recognition or disclosure in the accompanying consolidated financial statements.

Segment Information

Segment Information

The Company determined its operating segment after considering its organizational structure and the information regularly reviewed and evaluated by its chief operating decision maker (“CODM”) in deciding how to allocate resources and assess performance. The Company has determined that its CODM is its Chief Executive Officer, who reviews the financial information on a regular basis for purposes of making operating decisions, allocation of resources, and assessing financial performance.

The CODM uses net income (loss) to measure segment profit or loss in order to identify underlying trends in the performance of the business for purposes of allocating resources and evaluating financial performance. The Company’s objective in making resource allocation decisions is to optimize the financial results. Significant segment expenses that the CODM reviews and utilizes to manage the Company’s operations are cost of revenue, and selling, general and administrative expenses at the level which are presented in the Company’s statements of operations.

On the basis of these factors, the Company determined that it operates and manages its business as one operating segment and, therefore, has one reportable segment. The Company’s primary source of income is from GPU rental services. All ancillary revenue sources-such as revenue generated through the Boost Run Platform, third-party platforms, or brokers-are aggregated within this segment, as they primarily support the provision of GPU rental services. All of the Company’s long-lived assets are located in the United States, and substantially all revenue is earned from providing GPU rental services to customers throughout the United States.

Recently Adopted Accounting Pronouncements

Recently Adopted Accounting Pronouncements

In December 2023, the Financial Accounting Standards Board (“FASB”) issued ASU 2023-08, Accounting for and Disclosure of Crypto Assets (“ASU 2023-08”), which provides guidance on the accounting for and disclosure of crypto assets and requires that the Company (i) subsequently remeasures crypto assets at fair value in the consolidated balance sheets and record gains and losses from remeasurement in net income (loss) in the consolidated statements of operations; (ii) present crypto assets separate from other intangible assets in the consolidated balance sheets; (iii) present the gains and losses from remeasurement of crypto assets separately in the consolidated statements of operations; and (iv) provide specific disclosures for crypto assets. The amendments in ASU 2023-08 are effective for all entities for fiscal years beginning after December 15, 2024, including interim periods within those fiscal years, with early adoption permitted. The Company adopted ASU 2023-08 as of January 1, 2025.

In May 2025, the FASB issued ASU 2025-03, Determining the Accounting Acquirer in the Acquisition of a Variable Interest Entity (“ASU 2025-03”), which revises the guidance in Accounting Standards Codification (“ASC”) 805, Business Combinations, on identifying the accounting acquirer in a business combination in which the legal acquiree is a variable interest entity (VIE). The amendments in ASU 2025-03 are effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods within those annual reporting periods, with early adoption permitted. The Company adopted ASU 2025-03 as of January 1, 2025 in conjunction with the contemplating Mergers aforementioned. There has been no impact on the Company’s financial position, results of operations or cash flows as a result of the adoption.

Fair Value Measurements

Fair Value Measurements

Certain assets and liabilities are carried at fair value under U.S. GAAP. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. Financial assets and liabilities carried at fair value are to be classified and disclosed in one of the following three levels of the fair value hierarchy, of which the first two are considered observable and the last is considered unobservable:

Level 1 - Quoted prices in active markets for identical assets or liabilities.

Level 2 - Observable inputs (other than Level 1 quoted prices), such as quoted prices in active markets for similar assets or liabilities, quoted prices in markets that are not active for identical or similar assets or liabilities, or other inputs that are observable or can be corroborated by observable market data.

Level 3 - Unobservable inputs that are supported by little or no market activity that are significant to determining the fair value of the assets or liabilities, including pricing models, discounted cash flow methodologies and similar techniques.

The carrying values of the Company’s accounts receivable, prepaid expenses and other current assets, accounts payable, credit card payable, and accrued expenses and other current liabilities approximate their fair values due to the short-term nature of these instruments.

The fair values of the Class B Profit Interest Units issued in 2024 and 2025 (see Unit-Based Compensation policy within Note 2, Summary of Significant Accounting Policies and Note 12, Unit-Based Compensation) were determined using the Option Pricing Method (“OPM”), which allocates the Company’s equity value among the various classes of units based on the rights and preferences within the capital structure, assuming a future exit event.

This model incorporates Level 3 inputs and critical assumptions and it takes into account factors such as vesting conditions, liquidation preferences, and the relative seniority of each instrument. Given the absence of a public market for the Company’s units, a discount for lack of marketability (“DLOM”) was applied to arrive at the final per-unit fair value.

The OPM requires the use of significant assumptions including expected term, expected volatility, expected dividend yield, and the risk-free interest rate. The expected term represents the anticipated period the awards will remain outstanding, based on current expectations regarding a potential liquidity event. Volatility was estimated based on the historical volatilities of comparable publicly traded companies over a period consistent with the expected holding period. The risk-free interest rate was based on the U.S. Treasury yield curve in effect at the time of grant, with a maturity matching the expected term of the awards. The Company has not declared or paid dividends to date and does not anticipate doing so in the foreseeable future; accordingly, a dividend yield of zero was applied.

Concentration of Credit Risk

Concentration of Credit Risk

The Company’s financial instruments that are exposed to concentrations of credit risk consist primarily of cash. The Company places its cash with a high credit quality U.S. financial institution. At various times throughout the period, the Company’s cash deposits may exceed the amount insured by the Federal Deposit Insurance Corporation. Generally, these deposits may be redeemed upon demand and, therefore, bear minimal risk. The Company has not experienced any losses of such amounts and management believes it is not exposed to any significant credit risk on its cash.

Concentration of Customers

Concentration of Customers

The Company is exposed to certain inherent risks. The Company performs ongoing credit evaluations of its customers’ financial condition and requires no collateral. For each of the years ended December 31, 2025, and 2024 three customers contributed at least 10% of the Company’s revenue, representing approximately 76% and 94% of total revenue, respectively. For each of the years ended December 31, 2025 and 2024, three and one customers contributed to at least 10% of the Company’s accounts receivable, representing 95% and 89% of total accounts receivable, respectively.

Cash	Cash As of December 31, 2025 and 2024, the Company’s cash consists of bank deposits.
Deferred Transaction Costs

Deferred transaction costs

Deferred transaction costs, consisting of legal and accounting fees and costs relating to the Company’s planned Merger are capitalized and recorded on the consolidated balance sheets. The deferred transaction costs will be offset against the proceeds received upon the closing of the planned Merger. In the event that the Company’s plans for a Merger are terminated, all of the deferred transaction costs will be written off within operating expenses in the Company’s consolidated statements of operations. As of December 31, 2025 there were $1,002 of deferred transaction costs capitalized. As of December 31, 2024, there were no deferred transaction costs capitalized.

Accounts receivable

Accounts receivable

The Company records accounts receivable at the invoiced amount, net of allowances for doubtful accounts. The allowance for doubtful accounts is established through a provision for credit losses that reflects the Company’s estimate of expected credit losses over the life of the receivable, in accordance with ASC 326, Financial Instruments - Credit Losses. In developing this estimate, the Company considers a variety of factors, including historical collection experience, the aging of receivables, current and expected future economic conditions, customer-specific information, and other relevant qualitative factors.

Accounts receivable are written off when they are deemed uncollectible and after all reasonable collection efforts have been exhausted. Recoveries of accounts previously written off are recorded when received.

Equipment, net

Equipment, net

Equipment acquired by the Company is recorded at cost, net of accumulated depreciation. Expenditures for repairs and maintenance are expensed as incurred, if any. Depreciation is computed using the straight-line method over the estimated useful life of the respective assets as follows:

Computer hardware	4 years
Computer equipment	3 years

Intangible Assets, net

Intangible Assets

The Company’s intangible assets consist solely of IP addresses, which are recognized when acquired and measured at cost or fair value if obtained through a business combination in accordance with ASC 805, Business Combinations (“ASC 805”). Intangible assets are evaluated to determine whether they are indefinite-lived or definite-lived based on legal, regulatory, and contractual factors. Indefinite-lived intangible assets are not amortized, while definite-lived intangible assets are amortized on a straight-line basis over their estimated useful life. As of December 31, 2025, the Company’s intangible assets are all indefinite-lived.

Intangible assets are tested for impairment in accordance with ASC 350-30, Intangibles - Goodwill and Other (“ASC 350”) for indefinite-lived assets and ASC 360, Impairment or Disposal of Long-Lived Assets (“ASC 360”) for definite-lived assets whenever events or changes in circumstances indicate the carrying amount may not be recoverable, or annually for indefinite-lived assets. Impairment losses, if any, are recognized in the Consolidated Statements of Operations. Costs to maintain or renew intangible assets are expensed as incurred. As of December 31, 2025, there was no impairment of the Company’s IP addresses.

Internal-Use Software

Internal-Use Software

The Company capitalizes certain costs incurred for the development and implementation of computer software for internal use. These costs generally relate to the development and implementation of the internally developed software for the Company’s use in managing business activities. The Company capitalizes these costs when it is determined that it is probable that the project will be completed and the software will be used to perform the function intended, and the preliminary project stage is completed. Capitalized internal-use software development and implementation costs are included in equipment, net within the consolidated balance sheets. Capitalized implementation costs are amortized on a straight-line basis over the estimated useful life of four years. Costs related to the preliminary project stage, post-implementation, training and maintenance are expensed as incurred. For the year ended December 31, 2025, the Company recorded $96 of amortization expense related to internal-use software, which is included in the consolidated statement of operations. No amortization expense was recognized for these assets during the year ended December 31, 2024.

Leases - Lessor

Leases - Lessee

The Company, as lessee, has entered into operating and finance leases for office space, data center facilities, and hardware. In accordance with ASU 2016-02, Leases (“Topic 842”), as amended, the Company determines whether an arrangement is, or contains, a lease at the inception of the arrangement based on the unique facts and circumstances present in the arrangement, including whether the Company controls the use of identified assets. If a lease is determined to exist, the term of such lease is assessed based on the commencement date on which the underlying asset is made available for the Company’s use by the lessor. The Company’s assessment of the lease term reflects the non-cancelable term of the lease, inclusive of any rent-free periods and periods covered by early-termination options which the Company is reasonably certain of not exercising, as well as periods covered by renewal options which the Company is reasonably certain of exercising. The Company also determines lease classification as either operating or finance at lease commencement, which governs the pattern of expense recognition and presentation over the lease term. The total consideration in the Company’s operating leases are recognized as lease expense on a straight-line basis. The Company recognizes the amortization of its finance lease right-of-use assets on a straight-line basis and separately recognizes the accretion of interest on the finance lease liability using the effective interest method.

The Company has elected to apply the available expedient to combine lease and associated non-lease components for all classes of underlying assets. For leases with a term exceeding twelve months, a lease liability is recognized on the Company’s consolidated balance sheets at lease commencement, reflecting the present value of its fixed payment obligations over the lease term. A corresponding right-of-use asset equal to the initial lease liability is also recognized, adjusted for any prepaid rent and initial direct costs incurred in connection with the execution of the lease and reduced by any lease incentives received. For purposes of measuring the present value of its fixed payment obligations for a given lease, the Company uses its incremental borrowing rate, as the rates implicit in the Company’s leases are not readily determinable. The Company’s incremental borrowing rate reflects the rate it would pay to borrow on a similarly secured basis and term, the economic environment of the associated lease, and other relevant information available to management.

For leases with a term of twelve months or less, at commencement, and that do not include an option to purchase the underlying assets that the Company is reasonably certain to exercise, the Company has elected the expedient to not measure and recognize an associated lease liability or right-of-use asset.

For the Company’s operating leases, fixed lease payments are recognized as lease expense on a straight-line basis over the lease term. Variable lease costs are recognized as the obligation for payment is incurred and primarily consist of insurance and property tax reimbursements to the lessor for its office space lease and electrical overage costs for its colocation leases.

The Company addresses lease modifications that are not accounted for as separate leases at the effective date of the modification. If the terms and conditions of the lease are changed, the classification of the lease is reassessed, the lease payments are updated and the lease liability is remeasured using the applicable incremental borrowing rate at the effective date of the lease modification. Any resulting changes in the lease liability are recognized in the carrying amount of the related right-of-use asset.

Leases - Lessor

Leases - Lessor

Revenues from GPU Rentals

The Company generates revenue by providing customers with access to its high-performance GPU servers under GPU rental agreements. The Company enters into contracts with both end customers and with third parties who separately contract with their own customers to use Boost Run’s services. These agreements contain lease components for the right to use specifically identified GPU servers and related hardware within dedicated data center areas, along with non-lease components for ancillary services which include the provision of power, internet connectivity, security, and customer support. The company has elected the lessor practical expedient available under ASC Topic 842, Leases, to combine the non-lease components that have the same pattern of transfer as the related operating lease components into a single combined component. The single combined component is accounted for under ASC Topic 842 as an operating lease if the lease components are the predominant components and is accounted for under ASC Topic 606 if the nonlease components are the predominant components. The lease components are the predominant components in our GPU rental arrangements and the single combined components in these arrangements are accounted for under the operating lease guidance of ASC Topic 842.

The agreements provide customers with the exclusive right to control the use of the GPU servers during the contract term, including the ability to determine workloads, GPU utilization, and end-user access. Lease terms are based on the stated noncancellable initial term of the order, commencing when servers are provisioned. The initial terms of the GPU rental agreements may be extended if mutually agreed by both parties.

We have concluded that it is probable that substantially all of the payments will be collected over the term of the arrangements and recognize the combined lease component payments on a straight-line basis over the respective lease terms. The difference between revenue recognized during the period and the contractual payments made is recorded in customer deposits classified in accrued expenses and other current liabilities in the consolidated balance sheets.

Certain agreements include variable payments related to a percentage of net revenues generated in the period or for additional capacity or ancillary services requested by customers. Variable lease payments are recognized in profit or loss when the changes in facts and circumstances on which the variable lease payments are based occur. The GPU servers remain on the Company’s balance sheet and continue to be depreciated over their estimated useful lives of approximately four years.

In certain instances, payments can be collected in USDC, a stablecoin redeemable on demand on a one-to-one basis for U.S. dollars, with revenue measured based on the total amount of USDC received. USDC received as a form of payment are quickly converted to cash such that the Company held $0 in USDC as of December 31, 2025.

Debt

Debt

The Company issued a bridge loan to a lender (see Note 9 - Debt). The Company’s bridge loan is carried at an amortized cost basis, net of unamortized debt issuance costs and discount. The debt issuance costs and discount associated with the term loan are recorded as a reduction of the carrying value of the bridge loan and amortized to interest expense in the consolidated statements of operations using the effective interest method over the contractual terms of the bridge loan.

Revenue

Revenue recognition

The Company recognizes revenue in accordance with ASC 606, Revenue from Contract with Customers (“ASC 606”). The core principle of the revenue standard is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods or services. The following five steps are applied to achieve that core principle:

●	Step 1: Identify the contract with the customer;
●	Step 2: Identify of the performance obligations in the contract;
●	Step 3: Determine of the transaction price;
●	Step 4: Allocate the transaction price to the performance obligations in the contract; and
●	Step 5: Recognize revenue when, or as, the Company satisfies a performance obligation.

In order to identify the performance obligations in a contract with a customer, an entity must assess the promised goods or services in the contract and identify each promised good or service that is distinct. A performance obligation meets ASC 606’s definition of a “distinct” good or service (or bundle of goods or services) if both of the following criteria are met:

●	The customer can benefit from the good or service either on its own or together with other resources that are readily available to the customer (i.e., the good or service is capable of being distinct); and
●	The entity’s promise to transfer the good or service to the customer is separately identifiable from other promises in the contract (i.e., the promise to transfer the good or service is distinct within the context of the contract).

If a good or service is not distinct, the good or service is combined with other promised goods or services until a bundle of goods or services is identified that is distinct.

The transaction price is the amount of consideration to which an entity expects to be entitled in exchange for transferring promised goods or services to a customer. The consideration promised in a contract with a customer may include fixed amounts, variable amounts, or both. When determining the transaction price, an entity must consider the effects of all of the following:

●	Variable consideration
●	Constraining estimates of variable consideration
●	The existence of a significant financing component in the contract
●	Noncash consideration
●	Consideration payable to a customer

Variable consideration is included in the transaction price only to the extent that it is probable that a significant reversal in the amount of cumulative revenue recognized under the accounting contract will not occur when the uncertainty associated with the variable consideration is subsequently resolved.

The transaction price is allocated to each performance obligation on a relative standalone selling price basis.

The transaction price allocated to each performance obligation is recognized when that performance obligation is satisfied, at a point in time or over time, as appropriate.

Blockchain Rewards

Blockchain rewards represent the revenues earned from the provision of GPU computing services to decentralized networks, Bittensor and Aethir. The Company contributes computing power to these networks, who meet the definition of a customer under ASC 606, in exchange for consideration in the form of TAO and ATH respectively (collectively, “digital assets”).

The Company’s performance obligation is to provide computing services that support network operations and validation. Each arrangement consists of a single performance obligation that is satisfied over time as the customer simultaneously receives and consumes the benefits of the services provided. Contracts with customers are open-ended and can be terminated at any time without penalty. Accordingly, the contract term is limited to the period in which services are provided. For Bittensor, this period is defined as the processing of a block, or unit of data in the Bittensor blockchain, which takes approximately 72 minutes, after which rewards are calculated and distributed. For Aethir, rewards and service fees are calculated daily.

The transaction price is measured at the fair value of the digital assets earned at the end of the contract term when the consideration becomes determinable. Revenue is recognized over time as services are provided, with recognition occurring at the point the earned amount is fixed and determinable. Digital assets received as a form of payment are converted to cash or used to fulfill expenses shortly after they are earned. As such, the Company held $0 in TAO and ATH as of December 31, 2025.

Accounts receivable denominated in digital assets represent rights to receive a fixed amount of digital assets and are initially measured at the fair value of the asset receivable. These receivables are accounted for as hybrid instruments, with a receivable host contract that contains an embedded derivative based on the changes in the fair value of the underlying digital asset. The embedded derivative is accounted for at fair value.

Cost of Revenue (excluding depreciation and amortization)

Cost of Revenue (excluding depreciation and amortization)

Cost of revenue primarily consists of data center service fees and building rent, excluding depreciation and amortization, including costs associated with the Company’s facilities, such as third-party service fees, business licenses, personnel costs for employees involved in data center operations and customer success, including salaries, bonuses, benefits, unit-based compensation expense, and other related expenses.

Colocation rent (which includes utilities) and depreciation and amortization are reported separately as an operating cost and expense.

Selling, General and Administrative (excluding depreciation and amortization)

Selling, General and Administrative (excluding depreciation and amortization)

Selling expense consists of personnel costs associated with selling and marketing the Company’s platform, such as salaries, unit-based compensation expense, travel expenses, and other related expenses, short term and variable lease cost, and third-party professional services costs associated with marketing programs.

General and administrative expense consist of costs associated with corporate functions including the Company’s finance, legal, human resources, information technology (“IT”), and facilities. These costs include personnel costs, such as salaries, bonuses, benefits, unit-based compensation expense, and other related expenses, third-party professional services costs, such as legal, accounting, and audit services, corporate facilities, depreciation for equipment and other costs necessary to operate our corporate functions, including expenses for non-income taxes, insurance, and office rental.

Depreciation and amortization related to selling, general and administrative are reported separately as an operating cost and expense.

Unit-based Compensation

Unit-based Compensation

The Company grants Class B units to employees in exchange for services rendered to or on behalf of the Company and represents Profits Interests. The Company measures all Class B units granted to employees, directors and non-employees in accordance with ASC 718, Compensation-Stock Compensation, based on the fair value of the awards on the date of grant. For employee awards, the expense is recognized on a straight-line basis over the requisite service period for awards that actually vest, which is generally the period from the grant date to the end of the vesting period. For non-employee awards, the expense for awards that actually vest is recognized based on when the goods or services are provided as if the entity had paid cash for the goods or services. The Company elected to account for forfeitures of awards as they occur.

The Company classifies unit-based compensation expense in its statements of operations in the same manner in which the award recipient’s payroll costs are classified or in which the award recipient’s service payments are classified.

The fair value of the Profit Interest Units was estimated as described in the Fair Value Measurements section above, based on third-party valuations. As a privately held company, the fair value of the common units is determined by the board of directors at each grant date.

Colocation Lease Cost

Colocation Lease Cost

Colocation lease costs represent the costs the Company incurs to rent data centers to house their GPUs. The expenses consist of costs such as operating lease expenses related to the data centers and equipment, as well as short-term lease cost and variable lease costs.

Emerging Growth Company Status

Emerging Growth Company Status

The Company is an emerging growth company, as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, emerging growth companies can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act, until such time as those standards apply to private companies. The Company has elected to use this extended transition period for complying with new or revised accounting standards that have different effective dates for public and private companies until the earlier of the date that it (i) is no longer an emerging growth company or (ii) affirmatively and irrevocably opts out of the extended transition period provided in the JOBS Act. As a result, these consolidated financial statements may not be comparable to companies that comply with the new or revised accounting pronouncements as of public company effective dates.

Accounting Pronouncements Not Yet Adopted

Accounting Pronouncements Not Yet Adopted

In November 2024, the FASB issued ASU 2024-03, Disaggregation of Income Statement Expenses (“ASC 2024-03”), which requires entities to disaggregate any relevant expense caption presented on the face of the income statement within continuing operations into the following required natural expense categories, as applicable: (1) purchases of inventory, (2) employee compensation, (3) depreciation, (4) intangible asset amortization, and (5) depreciation, depletion, and amortization recognized as part of oil- and gas-producing activities or other depletion expenses. The guidance is effective for fiscal years beginning after December 15, 2026, and interim periods beginning after December 15, 2027, with early adoption permitted. The Company is currently evaluating the impact this amended guidance may have on its consolidated financial statements.

In July 2025, the FASB issued ASU 2025-05, Measurement of Credit Losses for Accounts Receivable and Contract Assets (“ASC 2025-05”), which provides a practical expedient for all entities in developing reasonable and supportable forecasts as part of estimating expected credit losses to assumes that current conditions as of the balance sheet date do not change for the remaining life of the asset. The amendments in ASU 2025-05 are effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods, with early adoption permitted. The Company is currently evaluating the impact this amended guidance may have on its consolidated financial statements.

There are no other new accounting pronouncements that are expected to have a significant impact on the Company’s consolidated financial statements.